WESTCORE TRUST

Supplement Dated July 16, 2012

To the Statement of Additional Information

Dated April 30, 2012

for

Funds	Ticker Symbols
	Retail Class	Institutional Class

Westcore Growth Fund

Westcore MIDCO Growth Fund

Westcore Select Fund

Westcore Blue Chip Fund

Westcore Mid-Cap Value Fund

Westcore Small-Cap Opportunity Fund

Westcore Small-Cap Value Fund

Westcore Micro-Cap Opportunity Fund

Westcore International Small-Cap Fund

Westcore Flexible Income Fund

Westcore Plus Bond Fund

Westcore Colorado Tax-Exempt Fund

	WTEIX WTMGX WTSLX WTMVX WTMCX WTSCX WTSVX WTMIX WTIFX WTLTX WTIBX WTCOX	WILGX WIMGX -- WIMVX -- WISCX WISVX -- -- WILTX WIIBX --

Retail Class and Institutional Class

The chart beginning on page 74 is amended to include an additional service provider, Cabot Research, LLC.

Cabot Research, LLC (Portfolio Analysis utilized by Adviser)	Daily	None	Daily	Daily